- INCOME TAXES (Details Text) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
As of March 31, 2016 and December 31, 2015, the Company had net operating loss carry forwards of approximately $17,224 and $8,978 that may be available to reduce future years' taxable income in varying amounts through 2031	$ 17,224	$ 8,978